Inventories, Net	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2019	2020
	$	$

Raw materials	1,200	1,346
Work in progress	40	234
Finished goods	299	420
	1,539	2,000

Slow moving inventories amounting to $45, $419 and $39 were written off during the years ended March 31, 2018, 2019 and 2020, respectively.

Prepaid expenses and other current assets consisted of the following:

	As of March 31,
	2019	2020
	$	$

Prepaid expenses	137	129
Short-term rental prepayment	79	-
Payment in advance	110	140
Deposits	373	108
Other	23	11
	722	388